Label	Element	Value
CM Life Sciences, Inc. [Member]
Stock Redeemed or Called During Period, Value	us-gaap_StockRedeemedOrCalledDuringPeriodValue	$ (353,219,870)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalents	0
SaleNetOfUnderwritingDiscounts	cmlf_SaleNetOfUnderwritingDiscounts	398,102,474
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	25,000
Retained Earnings [Member] | CM Life Sciences, Inc. [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	0
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	(39,907,599)
Additional Paid-in Capital [Member] | CM Life Sciences, Inc. [Member]
Stock Redeemed or Called During Period, Value	us-gaap_StockRedeemedOrCalledDuringPeriodValue	(353,216,338)
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	0
SaleNetOfUnderwritingDiscounts	cmlf_SaleNetOfUnderwritingDiscounts	398,098,047
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	23,893
Common Class A [Member] | CM Life Sciences, Inc. [Member]
Stock Redeemed or Called During Period, Value	us-gaap_StockRedeemedOrCalledDuringPeriodValue	$ (3,532)
Shares, Outstanding	us-gaap_SharesOutstanding	0
SaleNetOfUnderwritingDiscounts	cmlf_SaleNetOfUnderwritingDiscounts	$ 4,427
SalesOfNetOfUnderwritingDiscountsinShares	cmlf_SalesOfNetOfUnderwritingDiscountsinShares	44,275,000
Stock Redeemed or Called During Period, Shares	us-gaap_StockRedeemedOrCalledDuringPeriodShares	35,321,987
Common Class B [Member] | CM Life Sciences, Inc. [Member]
Shares, Outstanding	us-gaap_SharesOutstanding	0
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 1,107